INCOME TAXES - Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Recognized deferred tax assets (liabilities)	$ (17,572)	$ (193)
Property, plant and equipment
INCOME TAXES
Recognized deferred tax assets (liabilities)	(20,846)	(3,722)
Inventory
INCOME TAXES
Recognized deferred tax assets (liabilities)	(3,606)	(3,393)
Mining Royalties
INCOME TAXES
Recognized deferred tax assets (liabilities)	1,169	833
Accrued liabilities
INCOME TAXES
Recognized deferred tax assets (liabilities)	600	1,142
Site closure provisions
INCOME TAXES
Recognized deferred tax assets (liabilities)		1,810
Long term debt.
INCOME TAXES
Recognized deferred tax assets (liabilities)		(317)
Non-capital losses
INCOME TAXES
Recognized deferred tax assets (liabilities)	841	504
Intercompany debt
INCOME TAXES
Recognized deferred tax assets (liabilities)		(442)
Special Mining Duty
INCOME TAXES
Recognized deferred tax assets (liabilities)	4,994	2,972
Derivatives assets and liabilities
INCOME TAXES
Recognized deferred tax assets (liabilities)	(841)
Other
INCOME TAXES
Recognized deferred tax assets (liabilities)	$ 117	$ 420